Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2021 CAD ($) GWh agreement_renewal MW
Purchase obligations:
Total		$ 9,410
Year 1		1,349
Year 2		915
Year 3		657
Year 4		561
Year 5		512
Thereafter		5,416
Waneta Expansion capacity agreement
Purchase obligations:
Total		2,525
Year 1		53
Year 2		54
Year 3		55
Year 4		56
Year 5		58
Thereafter		2,249
Waneta Expansion capacity agreement | FortisBC Electric
Purchase obligations:
Purchase commitment term	40 years
Gas and fuel purchase obligations
Purchase obligations:
Total		2,464
Year 1		787
Year 2		446
Year 3		252
Year 4		169
Year 5		121
Thereafter		689
Gas and fuel purchase obligations | FortisBC Energy
Purchase obligations:
Total		1,686
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		670
Renewable PPAs
Purchase obligations:
Total		1,918
Year 1		122
Year 2		122
Year 3		122
Year 4		122
Year 5		122
Thereafter		$ 1,308
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Share of plant output, percentage		100.00%
Power purchase obligations
Purchase obligations:
Total		$ 1,783
Year 1		288
Year 2		254
Year 3		194
Year 4		184
Year 5		185
Thereafter		678
Power purchase obligations | FortisBC Electric
Purchase obligations:
Total		$ 276
Purchase commitment term		20 years
Power purchase obligations | FortisBC Electric | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase obligations | UNS Energy
Purchase obligations:
Total		$ 118
Power purchase obligations | UNS Energy | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		300
Power purchase obligations | Maritime Electric
Purchase obligations:
Total		$ 815
Amount of volume required (in mw) | MW		30
Power purchase obligations | Maritime Electric | Nuclear Generating Station
Purchase obligations:
Share of plant output, percentage		4.55%
Power purchase obligations | FortisOntario
Purchase obligations:
Total		$ 544
Power purchase obligations | FortisOntario | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		145
Power purchase obligations | FortisOntario | Minimum
Purchase obligations:
Volume of energy required to be purchased (in GWh) | GWh		537
ITC easement agreement
Purchase obligations:
Total		$ 366
Year 1		13
Year 2		13
Year 3		13
Year 4		13
Year 5		13
Thereafter		$ 301
ITC easement agreement | ITC
Purchase obligations:
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
Debt collection agreement
Purchase obligations:
Total		$ 109
Year 1		3
Year 2		3
Year 3		3
Year 4		3
Year 5		3
Thereafter		94
Renewable energy credit purchase agreement
Purchase obligations:
Total		87
Year 1		17
Year 2		16
Year 3		11
Year 4		8
Year 5		6
Thereafter		29
Other
Purchase obligations:
Total		158
Year 1		66
Year 2		7
Year 3		7
Year 4		6
Year 5		4
Thereafter		$ 68